Inventories - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory reserve	$ 0	$ 0
Atlas Sand Company LLC [Member]
Inventory reserve		$ 0	$ 0